[FIRST AMERICAN (TM) LOGO]

AMERICAN
STRATEGIC
INCOME
PORTFOLIO
INC. II

BSP

NOVEMBER 30, 2002
SEMIANNUAL REPORT

[FIRST AMERICAN (TM) LOGO]

AMERICAN STRATEGIC INCOME PORTFOLIO INC. II

PRIMARY INVESTMENTS

American Strategic Income Portfolio Inc. II (the "Fund") invests in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. The Fund may also invest in U.S. government securities, corporate debt securities, municipal obligations, and unregistered securities. The Fund borrows through the use of reverse repurchase agreements. Use of certain of these investments and investment techniques may cause the Fund's net asset value ("NAV") to fluctuate to a greater extent than would be expected from interest-rate movements alone.



FUND OBJECTIVE

High level of current income. Its secondary objective is to seek capital appreciation. As with other investment companies, there can be no assurance this Fund will achieve its objectives.


[SIDENOTE]

TABLE OF CONTENTS

1   Fund Overview

7   Financial Statements

11  Notes to Financial
    Statements

24  Investments in
    Securities

34  Shareholder Update



               NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

AVERAGE ANNUALIZED TOTAL RETURNS
Based on NAV for the period ended November 30, 2002

[CHART]

                                                                 ONE YEAR       FIVE YEAR      SINCE INCEPTION
                                                                                                  7/30/1992
American Strategic Income Portfolio Inc. II                      8.87%           8.91%            8.34%

Lehman Brothers Mutual Fund Government/Mortgage Index            7.53%           7.40%            7.26%


The average annualized total returns for the Fund are based on the change in its NAV, assume all distributions were reinvested, and do not reflect sales charges. NAV-based performance is used to measure investment management results. - Average annualized total returns based on the change in market price for the one-year, five-year, and since-inception periods ended November 30, 2002, were 8.23%, 11.08%, and 7.94%, respectively. These returns assume reinvestment of all distributions and reflect commissions on reinvestment of distributions as described in the Fund's dividend reinvestment plan, but not on initial purchases. - PLEASE REMEMBER, YOU COULD LOSE MONEY WITH THIS INVESTMENT. NEITHER SAFETY OF PRINCIPAL NOR STABILITY OF INCOME IS GUARANTEED. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that fund shares, when sold, may be worth more or less than their original cost. Closed-end funds, such as this Fund, often trade at discounts to NAV; therefore, you may be unable to realize the full NAV of your shares when you sell. - The Fund uses the Lehman Brothers Mutual Fund Government/Mortgage Index as a benchmark. Although we believe this is the most appropriate benchmark available, it is not a perfect match. The benchmark index is comprised of U.S. government securities while the Fund is comprised primarily of nonsecuritized, illiquid whole loans. This limits the ability of the Fund to respond quickly to market changes. - The Lehman Brothers Mutual Fund Government/Mortgage Index is comprised of all U.S. government agency and Treasury securities and agency mortgage-backed securities. Developed by Lehman Brothers for comparative use by the mutual fund industry, this index is unmanaged and does not include any fees or expenses in its total return calculations. - The since inception number for the Lehman Index is calculated from the month end following the Fund's inception through November 30, 2002.

FOR THE SEMIANNUAL PERIOD ENDED NOVEMBER 30, 2002 THE FUND HAD A TOTAL RETURN OF 4.05%, AFTER FEES AND EXPENSES, BASED ON ITS NAV. The Fund underperformed its benchmark, the Lehman Brothers Mutual Fund Government/Mortgage Index, which had a return of 5.03% during the period. Over the same period, the Fund returned 1.09% based on its market price. The Fund's market price of $12.74 was trading at a 3.85% discount to its NAV of $13.25 as of November 30, 2002. As always, past performance is no guarantee of future results, and the Fund's NAV and market price will fluctuate.

DURING THE REPORTING PERIOD THE U.S. ECONOMY SHOWED GRADUAL IMPROVEMENT WITH THE EMPLOYMENT PICTURE, LOW INTEREST RATES, STABLE ENERGY PRICES, AND AN IMPROVING LEVEL OF CORPORATE EARNINGS PROVIDING SUPPORT FOR ECONOMIC GROWTH TO MOVE FORWARD AT A MODERATE PACE. The Federal Reserve unexpectedly cut its target lending rate 0.50% to 1.25% at its November 6 Federal Open Market Committee ("FOMC") meeting and at the same time adopted a neutral risk assessment between economic growth and inflationary risks. Inflationary pressures remain low and provide the Fed with the flexibility to maintain an accommodative monetary policy stance designed to ensure that a sustainable economic recovery continues to develop.

THE PERIOD SAW STRENGTH IN THE FIXED-INCOME MARKETS, AS INVESTORS SOUGHT STABLE, INCOME-ORIENTED INVESTMENTS. Every fixed-income product type, except high yield, experienced positive returns during the period. Treasury bonds came under pressure in November as the Fed eased and a number of economic indicators signaled better-than-expected growth.

ALTHOUGH THE FIXED-INCOME SECTOR SHOWED STRENGTH OVERALL, REAL ESTATE MARKETS WERE FUNDAMENTALLY WEAKER WITH DEMAND FOR MULTIFAMILY UNITS AND COMMERCIAL SPACE DECREASING OVER THE LAST SIX MONTHS. Typically real estate markets are a lagging indicator of the economy, taking longer to weaken and longer to recover than the overall economy. Most estimates do not see an appreciable increase in demand for apartments or commercial space until well into 2003. We are optimistic



[SIDENOTE]

JOHN WENKER
is primarily responsible for the management of the Fund. He has 20 years of financial experience.

CHRIS NEUHARTH, CFA
is responsible for the mortgage-backed securities portion of the Fund. He has 22 years of financial experience.

RUSS KAPPENMAN
is responsible for the whole loans portion of the Fund. He has 17 years of financial experience.

because the current decrease in demand is not accompanied by an oversupply in new construction, as was the case in the recession of the early 1990s. The property type and geographic diversification of the Fund should prove helpful in this weaker economic environment.

IN SPITE OF THE WEAKNESS IN REAL ESTATE MARKETS, THE FUND CURRENTLY HAS NO MULTIFAMILY OR COMMERCIAL LOANS IN DEFAULT. DURING THE PERIOD, THE FUND PAID A CONSISTENT MONTHLY DIVIDEND OF 9.5 CENTS PER SHARE. The dividend reserve for this Fund was at 8.79 cents per share as of the period end. The lower interest-rate environment makes it more likely that loans will prepay and that reinvestment will be at lower rates. During the reporting period one loan in the portfolio paid off with a weighted average coupon of 7.75%. We added six loans with a weighted average coupon of 10.04%. During this semiannual period the Fund paid out 57 cents per share in dividends resulting in an annualized distribution rate of 8.95% based on the November 30, 2002, market price. Please keep in mind that the Fund's distribution rate and dividend reserve levels will fluctuate.



PORTFOLIO COMPOSITION
As a percentage of total assets on November 30, 2002

[CHART]

Other Assets                                  1%
Short-term Securities                         1%
U.S. Agency Mortgage-backed Securities       10%
Corporate Notes                              11%
Single-family Loans                           1%
Commercial Loans                             33%
Multifamily Loans                            42%
Private Mortgage-backed Securities            1%

THE FUND CONTINUED TO BENEFIT FROM THE USE OF LEVERAGE (OR BORROWING) DURING THE PERIOD. Low short-term interest rates allowed the Fund to borrow at attractive rates. The borrowed money was then invested in higher-yielding mortgage investments, which added to the income levels in the Fund. While the use of leverage has resulted in more income for shareholders, it does increase interest-rate risk in the Fund and may increase the volatility of the Fund's NAV and market price.

WE BELIEVE THAT THE REAL ESTATE MARKETS WILL CONTINUE TO POSE CHALLENGES. The low interest-rate environment will likely mean continued loan prepayments. The weaker real estate markets could lead to increased levels of default. We continue to diligently manage the risk in the Fund and believe it should hold up well based on its current credit profile. As the U.S. economy improves there should be increased demand for space and occupancy levels should rise. Increased demand should lead to increases in rental rates and an improved environment for our real estate investments.

As you are probably aware, the board of directors for this Fund, as well as American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Portfolio Inc. ("SLA")-has approved a proposal to reorganize these four funds into the First American Strategic Real Estate Portfolio Inc., a specialty finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of ASP,

DELINQUENT LOAN PROFILE
The chart below shows the percentage of single family loans* in the portfolio that are 30, 60, 90, or 120 days delinquent as of November 30, 2002, based on principal amounts outstanding.

Current        90.9%            90 Days           0.00%

30 Days         0.7%            120+ Days          8.4%

60 Days        0.00%


*As of November 30, 2002, there were no multifamily or commerical loans delinquent.

BSP, CSP, and SLA who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares of American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions, and strategies substantially similar to those of ASP, BSP, CSP, and SLA.This transaction is subject to review by the Securities and Exchange Commission, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

THANK YOU FOR YOUR INVESTMENT IN THE FUND AND YOUR TRUST DURING THIS DIFFICULT ENVIRONMENT IN THE ECONOMY AND THE REAL ESTATE MARKETS. We will continue to closely monitor the credit profiles of the Fund's whole loan investments as we seek to achieve the Fund's goal of paying attractive monthly income while minimizing losses. If you have any questions about the Fund, please call us at 800.677.FUND.



Sincerely,


/s/ Mark Jordahl
Mark Jordahl
Vice President, Investments
First American Funds

GEOGRAPHICAL DISTRIBUTION

We attempt to buy mortgage loans in many parts of the country to help avoid the risks of concentrating in one area. These percentages reflect principal value of whole loans as of November 30, 2002. Shaded areas without values indicate states in which the Fund has invested less than 0.50% of its assets.

[CHART]
                  [MAP OF THE UNITED STATES]

Alabama
Alaska
Arizona               7%
Arkansas
California            11%
Colorado              5%
Connecticut           less than 0.50%
Delaware              less than 0.50%
Florida               5%
Georgia               1%
Hawaii
Idaho
Illinois              less than 0.50%
Indiana               2%
Iowa
Kansas                less than 0.50%
Kentucky              1%
Louisiana             less than 0.50%
Maine
Maryland              less than 0.50%
Massachusetts
Michigan
Minnesota             14%
Mississippi
Missouri              2%
Montana               2%
Nebraska
Nevada                3%
New Hampshire         less than 0.50%
New Jersey            less than 0.50%
New Mexico            1%
New York              less than 0.50%
North Carolina        less than 0.50%
North Dakota          3%
Ohio                  less than 0.50%
Oklahoma              6%
Oregon
Pennsylvania          less than 0.50%
Rhode Island          less than 0.50%
South Carolina
South Dakota
Tennessee             4%
Texas                 28%
Utah
Vermont               less than 0.50%
Virginia
Washington            4%
West Virginia
Wisconsin
Wyoming


VALUATION OF WHOLE LOAN INVESTMENTS

The Fund's investments in whole loans (single-family, multifamily, and commercial), and participation mortgages are generally not traded in any organized market; therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the Fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a pricing model designed by U.S. Bancorp Asset Management, Inc., to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors, including the projected rate of prepayments, the delinquency profile, the historical payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans and participation mortgages, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and credit worthiness are factored into the pricing model each week. Certain mortgage loan information is received on a monthly basis and includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans are determined no less frequently than weekly.

FINANCIAL Statements

STATEMENT OF ASSETS AND LIABILITIES  November 30, 2002 (Unaudited)
.................................................................................

ASSETS:
Investments in securities at value* (note 2)......  $289,064,818
Cash in bank on demand deposit....................        55,241
Accrued interest receivable.......................     1,431,515
Other assets......................................       138,491
                                                    ------------
  Total assets....................................   290,690,065
                                                    ------------
LIABILITIES:
Reverse repurchase agreements payable (note 2)....    78,700,050
Accrued investment management fee.................       114,568
Accrued administrative fee........................        43,400
Accrued interest expense..........................       174,954
Accrued reorganization expenses (notes 3 and 6)...       144,349
Other accrued expenses............................        10,260
                                                    ------------
  Total liabilities...............................    79,187,581
                                                    ------------
  Net assets applicable to outstanding capital
    stock.........................................  $211,502,484
                                                    ============
COMPOSITION OF NET ASSETS:
Capital stock and additional paid-in capital......  $231,068,147
Undistributed net investment income...............     1,402,109
Accumulated net realized loss on investments......   (28,290,850)
Unrealized appreciation of investments............     7,323,078
                                                    ------------

  Total-representing net assets applicable to
    capital stock.................................  $211,502,484
                                                    ============

  *Investments in securities at identified cost...  $281,741,740
                                                    ============
NET ASSET VALUE AND MARKET PRICE OF CAPITAL STOCK:
Net assets outstanding............................  $211,502,484
Shares outstanding (authorized 1 billion shares of
  $0.01 par value)................................    15,957,289
Net asset value per share.........................  $      13.25
Market price per share............................  $      12.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       2002 SEMIANNUAL REPORT  7  American Strategic Income Portfolio II

FINANCIAL Statements continued

STATEMENT OF OPERATIONS  For the Six Months Ended November 30, 2002 (Unaudited)
.................................................................................

INCOME:
Interest (net of interest expense of
  $1,463,287).....................................  $10,817,811
                                                    -----------
EXPENSES (NOTE 3):
Investment management fee.........................      699,293
Administrative fee................................      264,956
Custodian fees....................................       21,197
Transfer agent fees...............................       41,908
Exchange listing and registration fees............      181,904
Reports to shareholders...........................       45,055
Mortgage servicing fees...........................       99,797
Directors' fees...................................       45,863
Audit and legal fees..............................      437,173
Financial advisory and accounting fees............      314,000
Other expenses....................................       29,932
                                                    -----------
  Total expenses..................................    2,181,078
                                                    -----------

  Net investment income...........................    8,636,733
                                                    -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS (NOTE 4):
Net realized gain on investments in securities....      199,720
Net change in unrealized appreciation or
  depreciation of investments.....................     (254,174)
                                                    -----------

  Net loss on investments.........................      (54,454)
                                                    -----------

    Net increase in net assets resulting from
      operations..................................  $ 8,582,279
                                                    ===========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       2002 SEMIANNUAL REPORT  8  American Strategic Income Portfolio II

FINANCIAL Statements continued

STATEMENT OF CASH FLOWS  For the Six Months Ended November 30, 2002 (Unaudited)
.................................................................................

CASH FLOWS FROM OPERATING ACTIVITIES:
Investment income.................................  $ 10,817,811
Net expenses......................................    (2,181,078)
                                                    ------------
  Net investment income...........................     8,636,733
                                                    ------------
Adjustments to reconcile net investment income to
  net cash provided by operating activities:
  Change in accrued interest receivable...........        64,368
  Net amortization of bond discount and premium...         1,786
  Change in accrued fees and expenses.............       118,107
  Change in other assets..........................       319,455
                                                    ------------
    Total adjustments.............................       503,716
                                                    ------------

    Net cash provided by operating activities.....     9,140,449
                                                    ------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of investments................    24,932,768
Purchases of investments..........................   (20,766,641)
Net purchases of short-term securities............      (330,639)
                                                    ------------

    Net cash provided by investing activities.....     3,835,488
                                                    ------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Net payments for reverse repurchase agreements....    (4,000,000)
Distributions paid to shareholders................    (9,095,657)
                                                    ------------

    Net cash used by financing activities.........   (13,095,657)
                                                    ------------
Net decrease in cash..............................      (119,720)
Cash at beginning of period.......................       174,961
                                                    ------------

    Cash at end of period.........................  $     55,241
                                                    ============
Supplemental disclosure of cash flow information:
  Cash paid for interest..........................  $  1,487,382
                                                    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       2002 SEMIANNUAL REPORT  9  American Strategic Income Portfolio II

FINANCIAL Statements continued

STATEMENTS OF CHANGES IN NET ASSETS
.................................................................................

                                          SIX MONTHS ENDED
                                              11/30/02       YEAR ENDED
                                            (UNAUDITED)        5/31/02
                                          ----------------  -------------
OPERATIONS:
Net investment income...................    $  8,636,733    $ 17,989,729
Net realized gain on investments........         199,720       3,590,799
Net change in unrealized appreciation or
  depreciation of investments...........        (254,174)         67,577
                                            ------------    ------------

  Net increase in net assets resulting
    from operations.....................       8,582,279      21,648,105
                                            ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2):
From net investment income..............      (9,095,657)    (18,071,635)
                                            ------------    ------------

  Total increase (decrease) in net
    assets..............................        (513,378)      3,576,470
Net assets at beginning of period.......     212,015,862     208,439,392
                                            ------------    ------------

Net assets at end of period.............    $211,502,484    $212,015,862
                                            ============    ============

Undistributed net investment income.....    $  1,402,109    $  1,861,033
                                            ============    ============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

       2002 SEMIANNUAL REPORT  10  American Strategic Income Portfolio II

NOTES TO FINANCIAL Statements (Unaudited)

(1) ORGANIZATION
.............................
                American Strategic Income Portfolio Inc. II (the "Fund") is registered under the Investment Company Act of 1940 (as amended) as a diversified, closed-end management investment company. The Fund emphasizes investments in mortgage-related assets that directly or indirectly represent a participation in or are secured by and payable from mortgage loans. It may also invest in U.S. government securities, corporate debt securities, and unregistered securities. In addition, the Fund may borrow using reverse repurchase agreements and revolving credit facilities. Fund shares are listed on the New York Stock Exchange under the symbol BSP.

(2) SUMMARY OF
  SIGNIFICANT
  ACCOUNTING
  POLICIES
.............................
                INVESTMENTS IN SECURITIES
                Portfolio securities for which market quotations are readily available are valued at current market value. If market quotations or valuations are not readily available, or if such quotations or valuations are believed to be inaccurate, unreliable, or not reflective of market value, portfolio securities are valued according to procedures adopted by the Fund's board of directors in good faith at "fair value," that is, a price that the Fund might reasonably expect to receive for the security or other asset upon its current sale.

                Security valuations for the Fund's investments are furnished by one or more independent pricing services that have been approved by the Fund's board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price.

       2002 SEMIANNUAL REPORT  11  American Strategic Income Portfolio II

               NOTES TO FINANCIAL Statements (Unaudited) continued

                Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the Fund's board of directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost which approximates market value.

                The Fund's investments in whole loans (single family, multifamily and commercial), participation mortgages and mortgage servicing rights are generally not traded in any organized market and therefore, market quotations are not readily available. These investments are valued at "fair value" according to procedures adopted by the Fund's board of directors. Pursuant to these procedures, whole loan investments are initially valued at cost and their values are subsequently monitored and adjusted pursuant to a pricing model designed by U.S. Bancorp Asset Management, Inc. (the "Advisor") to incorporate, among other things, the present value of the projected stream of cash flows on such investments. The pricing model takes into account a number of relevant factors including the projected rate of prepayments, the delinquency profile, the historical

       2002 SEMIANNUAL REPORT 12 American Strategic Income Portfolio II payment record, the expected yield at purchase, changes in prevailing interest rates, and changes in the real or perceived liquidity of whole loans, participation mortgages, or mortgage servicing rights, as the case may be. The results of the pricing model may be further subject to price ceilings due to the illiquid nature of the loans. Changes in prevailing interest rates, real or perceived liquidity, yield spreads, and creditworthiness are factored into the pricing model each week.

                Certain mortgage loan information is received once a month. This information includes, but is not limited to, the projected rate of prepayments, projected rate and severity of defaults, the delinquency profile, and the historical payment record. Valuations of whole loans, mortgage participations and mortgage servicing rights are determined no less frequently than weekly.

                As of November 30, 2002, the Fund held fair valued securities with a fair value of $255,436,964 or 120.8% of total net assets.

                Securities transactions are accounted for on the date securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Interest income, including amortization of bond discount and premium, is recorded on an accrual basis.

                WHOLE LOANS AND PARTICIPATION MORTGAGES
                Whole loans and participation mortgages may bear a greater risk of loss arising from a default on the part of the borrower of the underlying loans than do traditional mortgage-backed securities. This is because whole loans and participation mortgages, unlike most mortgage-backed securities, generally are not backed by any government guarantee or private credit enhancement. Such risk may be greater during a period

       2002 SEMIANNUAL REPORT  13  American Strategic Income Portfolio II

               NOTES TO FINANCIAL Statements (Unaudited) continued

                of declining or stagnant real estate values. In addition, the individual loans underlying whole loans and participation mortgages may be larger than the loans underlying mortgage-backed securities. With respect to participation mortgages, the Fund generally will not be able to unilaterally enforce its rights in the event of a default, but rather will be dependent on the cooperation of the other participation holders.

                The Fund does not record past due interest as income until received. The Fund may incur certain costs and delays in the event of a foreclosure. Also, there is no assurance that the subsequent sale of the property will produce an amount equal to the sum of the unpaid principal balance of the loan as of the date the borrower went into default, the accrued unpaid interest, and all of the foreclosure expenses. In this case, the Fund may suffer a loss. At November 30, 2002, loans representing 0.2% of net assets were 60 days or more delinquent as to the timely monthly payment of principal. Such delinquencies relate solely to single family whole loans and represent 8.4% of total single family principal outstanding.

                Real estate acquired through foreclosure, if any, is recorded at estimated fair value. The Fund may receive rental or other income as a result of holding real estate. In addition, the Fund may incur expenses associated with maintaining any real estate owned. On November 30, 2002, the Fund owned no real estate.

                SECURITY TRANSACTIONS AND INVESTMENT INCOME
                The Fund records security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and

       2002 SEMIANNUAL REPORT 14 American Strategic Income Portfolio II losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

                REVERSE REPURCHASE AGREEMENTS
                Reverse repurchase agreements involve the sale of a portfolio-eligible security by the Fund, coupled with an agreement to repurchase the security at a specified date and price. Reverse repurchase agreements may increase volatility of the Fund's net asset value and involve the risk that interest costs on money borrowed may exceed the return on securities purchased with that borrowed money. Reverse repurchase agreements are considered to be borrowings by the Fund, and are subject to the Fund's overall restriction on borrowing under which it must maintain asset coverage of at least 300%. For the six month period ended November 30, 2002, the average borrowings outstanding were $81,250,050 and the average interest rate was 3.50%.

                SECURITIES PURCHASED ON A WHEN-ISSUED BASIS
                Delivery and payment for securities that have been purchased by the Fund on a when-issued or forward-commitment basis can take place a month or more after the transaction date. During this period, such securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund segregates, on the books of its custodian, assets with a market value equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of the Fund's net asset value if the Fund makes such purchases while remaining substantially fully invested. As of November 30, 2002, the Fund had no outstanding when-issued or forward commitments.

       2002 SEMIANNUAL REPORT  15  American Strategic Income Portfolio II

               NOTES TO FINANCIAL Statements (Unaudited) continued

                FEDERAL TAXES
                The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and not be subject to federal income tax. Therefore, no income tax provision is required. The Fund also intends to distribute its taxable net investment income and realized gains, if any, to avoid the payment of any federal excise taxes.

                Net investment income and net realized gains and losses may differ for financial statement and tax purposes primarily because of the timing of recognition of income on certain collateralized mortgage-backed securities. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains or losses were recorded by the Fund.

                There were no material differences between the book basis and tax basis dividends paid during the six month period ended November 30, 2002 and fiscal year ended May 31, 2002. All distributions made during these periods were ordinary income distributions.

                At May 31, 2002, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income.....................  $  1,861,033
Accumulated capital losses........................   (25,028,751)
Unrealized appreciation...........................     4,115,433
                                                    ------------
Accumulated deficit...............................  $(19,052,285)
                                                    ============

       2002 SEMIANNUAL REPORT  16  American Strategic Income Portfolio II

                The difference between book basis and tax basis unrealized appreciation and accumulated realized losses at May 31, 2002, is attributable to a one time tax election whereby the Fund marked appreciated securities to market creating capital gains that were used to reduce capital loss carryovers and increase tax cost basis.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions from net investment income are made monthly and realized capital gains, if any, will be distributed at least annually. These distributions are recorded as of the close of business on the ex-dividend date. Such distributions are payable in cash or, pursuant to the Fund's dividend reinvestment plan, reinvested in additional shares of the Fund's capital stock. Under the plan, Fund shares will be purchased in the open market unless the market price plus commissions exceeds the net asset value by 5% or more. If, at the close of business on the dividend payment date, the shares purchased in the open market are insufficient to satisfy the dividend reinvestment requirement, the Fund will issue new shares at a discount of up to 5% from the current market price.

                REPURCHASE AGREEMENTS AND OTHER SHORT-TERM SECURITIES
                For repurchase agreements entered into with certain broker-dealers, the Fund, along with other affiliated registered investment companies, may transfer uninvested cash balances into a joint trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreement. Provisions for all agreements

       2002 SEMIANNUAL REPORT  17  American Strategic Income Portfolio II

               NOTES TO FINANCIAL Statements (Unaudited) continued

                ensure that the daily market value of the collateral is in excess of the repurchase amount, including accrued interest, to protect the Fund in the event of a default. In addition to repurchase agreements, the Fund may invest in money market funds advised by the Advisor.

                USE OF ESTIMATES
                The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from these estimates.

(3) EXPENSES
.............................
                INVESTMENT MANAGEMENT AND ADMINISTRATIVE FEES
                Pursuant to an investment advisory agreement (the "Agreement"), the Advisor, formerly known as U.S. Bancorp Piper Jaffray Asset Management, Inc., a subsidiary of U.S. Bank National Association ("U.S. Bank"), manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement provides the Advisor with a monthly investment management fee in an amount equal to an annualized rate of 0.20% of the Fund's average weekly net assets (computed by subtracting liabilities from the value of the total assets of the Fund) and 4.50% of the daily gross income accrued by the Fund during the month (i.e., investment income, including amortization of discount and premium, other than gains from the sale of securities or gains from options and futures contracts less interest on money borrowed by the Fund). The monthly investment management fee shall not exceed in the aggregate 1/12 of 0.725% of the Fund's average weekly net assets during the month (approximately 0.725% on an annual basis). For the six month period ended November 30, 2002, the effective

       2002 SEMIANNUAL REPORT 18 American Strategic Income Portfolio II investment management fee incurred by the Fund was 0.66%. For its fee, the Advisor provides investment advice and, in general, conducts the management and investment activities of the Fund.

                Pursuant to a co-administration agreement (the "Co-Administration Agreement"), U.S. Bancorp Asset
                Management, Inc. ("USBAM") and U.S. Bancorp Fund
                Services, Inc., an affiliate and a subsidiary of U.S. Bancorp (collectively the "Administrators") provide or supervise others who provide administrative services, including certain legal and shareholder services, to the Fund. Under the Co-Administration agreement, the Administrators receive a monthly administrative fee in an amount equal to an annualized rate of 0.25% of the Fund's average weekly net assets (computed by subtracting liabilities from the value of the total assets of the Fund). For its fee, the Administrators provide numerous services to the Fund including but not limited to handling the general business affairs, financial and regulatory reporting, and various record-keeping functions. As a part of its co-administrator duties, USBAM has retained SEI Investments Inc. to perform net asset value calculations and retained EquiServe to perform transfer agent functions.

                The Fund may invest in First American Funds, Inc. ("FAF"), subject to certain limitations. The terms of such transactions are identical to those of non-related entities except that, to avoid duplicative investment advisory fees, USBAM reimburses the Fund an amount equal to the investment advisory fee earned by FAF related to such investments. For financial statement purposes, this reimbursement is recorded as investment income.

       2002 SEMIANNUAL REPORT  19  American Strategic Income Portfolio II

               NOTES TO FINANCIAL Statements (Unaudited) continued

                MORTGAGE SERVICING FEES
                The Fund enters into mortgage servicing agreements with mortgage servicers for whole loans and participation mortgages. For a fee, mortgage servicers maintain loan records, such as insurance and taxes and the proper allocation of payments between principal and interest.

                REORGANIZATION EXPENSES
                As discussed in Note 6, the Fund has taken certain steps to reorganize along with certain other similar entities managed by the Advisor. As set forth below, certain costs and expenses incurred in connection with the proposed reorganization of the Fund (including, but not limited to, the preparation of all necessary registration statements, proxy materials and other documents, preparation for and attendance at board and committee, shareholder, planning, organizational and other meetings and costs and expenses of accountants, attorneys, financial advisors and other experts engaged in connection with the reorganization) shall be borne by the Fund, American Strategic Income Portfolio Inc., American Strategic Income Portfolio Inc. III, and American Select Portfolio Inc., collectively referred to as the "Existing Funds". The Existing Funds as a group will bear the first $3,400,000 of such expenses and will, subject to certain exceptions, equally share all transaction expenses in excess of $3,400,000 with USBAM. Such costs and expenses will be allocated among the Existing Funds based on their relative net asset values whether or not an Existing Fund participates in the reorganization. Additionally, costs and expenses incurred in connection with the legal representation of USBAM's interests with respect to the reorganization and related matters will be borne by USBAM. The current estimated costs and expenses

       2002 SEMIANNUAL REPORT 20 American Strategic Income Portfolio II related to the reorganization are $4,500,000. Based on the net asset values of the Existing Funds as of November 30, 2002, the Fund would bear approximately 31% of the total expenses of the reorganization. During the six month period ended November 30, 2002, the Fund incurred $871,252 in reorganization expenses.

                OTHER FEES AND EXPENSES
                In addition to the investment management, administrative and mortgage servicing fees, the Fund is responsible for paying most other operating expenses, including: outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal and auditing services, insurance, interest, expenses related to real estate owned, fees to outside parties retained to assist in conducting due diligence, taxes, and other miscellaneous expenses.

                During the six month period ended November 30, 2002, fees for custody services were paid to U.S. Bank.

(4) INVESTMENT
  SECURITY
  TRANSACTIONS
.............................
                Cost of purchases and proceeds from sales of securities and real estate, other than temporary investments in short-term securities, for the six month period ended November 30, 2002, aggregated $20,764,855 and $24,932,768, respectively. Included in proceeds from sales are $119,263 from prepayment penalties.

       2002 SEMIANNUAL REPORT  21  American Strategic Income Portfolio II

               NOTES TO FINANCIAL Statements (Unaudited) continued

(5) CAPITAL LOSS
CARRYOVERS
.............................
                For federal income tax purposes, the Fund had capital loss carryovers at May 31, 2002, which, if not offset by subsequent capital gains, will expire on the Fund's fiscal year-ends as indicated below.

CAPITAL LOSS
 CARRYOVER    EXPIRATION
------------  ----------
$22,839,739      2004
    922,669      2005
  1,266,343      2006
-----------
$25,028,751
===========

(6) PROPOSED
  REORGANIZATION
.............................
                On December 26, 2002, an amended combined proxy statement/registration statement was filed with the Securities and Exchange Commission ("SEC") in which it is proposed that the Fund, along with American Strategic Income Portfolio Inc. ("ASP"), American Strategic Income Portfolio Inc. III ("CSP"), and American Select Porfolio Inc. ("SLA"), reorganize into First American Strategic Real Estate Portfolio Inc., a specialty real estate finance company that would elect to be taxed as a real estate investment trust ("REIT"). Shareholders of the Fund, ASP, CSP, and SLA who do not wish to receive shares of the REIT will have the option, subject to certain limitations, of electing to exchange their shares for shares in First American Strategic Income Portfolio Inc., a newly formed closed-end management investment company with investment policies, restrictions and strategies substantially similar to those of the Fund, ASP, CSP, and SLA. This transaction is subject to review by the SEC, approval by the Fund's shareholders, and certain other conditions. There is no assurance that the transaction will be completed.

       2002 SEMIANNUAL REPORT  22  American Strategic Income Portfolio II

(7) FINANCIAL HIGHLIGHTS
.............................
                Per-share data for a share of capital stock outstanding throughout each period and selected information for each period are as follows:

AMERICAN STRATEGIC INCOME PORTFOLIO II

                           SIX MONTHS
                              ENDED                    YEAR ENDED MAY 31,
                            11/30/02    ------------------------------------------------
                           (UNAUDITED)    2002      2001      2000      1999      1998
                           -----------  --------  --------  --------  --------  --------
PER-SHARE DATA
Net asset value,
  beginning of period....    $13.29      $13.06    $12.20    $12.92    $13.07    $12.63
                             ------      ------    ------    ------    ------    ------
Operations:
  Net investment
    income...............      0.54        1.13      1.06      1.02      1.06      1.03
  Net realized and
    unrealized gains
    (losses) on
    investments..........     (0.01)       0.23      0.83     (0.68)    (0.19)     0.41
                             ------      ------    ------    ------    ------    ------
    Total from
      operations.........      0.53        1.36      1.89      0.34      0.87      1.44
                             ------      ------    ------    ------    ------    ------
Distributions to
  shareholders:
  From net investment
    income...............     (0.57)      (1.13)    (1.03)    (1.06)    (1.02)    (1.00)
                             ------      ------    ------    ------    ------    ------
Net asset value, end of
  period.................    $13.25      $13.29    $13.06    $12.20    $12.92    $13.07
                             ======      ======    ======    ======    ======    ======
Per-share market value,
  end of period..........    $12.74      $13.17    $12.30    $11.00    $11.94    $11.81
                             ======      ======    ======    ======    ======    ======
SELECTED INFORMATION
Total return, net asset
  value (a)..............      4.05%      10.66%    15.97%     2.77%     6.82%    11.74%
Total return, market
  value (b)..............      1.09%      16.94%    21.98%     1.09%    10.06%    13.02%
Net assets at end of
  period (in millions)...    $  212      $  212    $  208    $  195    $  230    $  234
Ratio of expenses to
  average weekly net
  assets including
  interest
  expense (c)............      3.44%       2.30%     3.37%     3.62%     2.92%     3.39%
Ratio of expenses to
  average weekly net
  assets excluding
  interest
  expense (c)............      2.06%       1.15%     1.19%     1.21%     1.18%     1.38%
Ratio of net investment
  income to average
  weekly net assets......      8.12%       8.55%     8.45%     8.07%     8.06%     7.86%
Portfolio turnover rate
  (excluding short-term
  securities)............         7%         46%       21%       24%       18%       48%
Amount of borrowings
  outstanding at end of
  period (in millions)...    $   79      $   83    $   70    $   67    $  104    $   76
Per-share amount of
  borrowings outstanding
  at end of period.......    $ 4.93      $ 5.18    $ 4.37    $ 4.18    $ 5.84    $ 4.23
Per-share amount of net
  assets, excluding
  borrowings, at end of
  period.................    $18.18      $18.47    $17.43    $16.38    $18.76    $17.30
Asset coverage
  ratio (d)..............       369%        356%      399%      392%      321%      409%

(A)  ASSUMES REINVESTMENT OF DISTRIBUTIONS AT NET ASSET VALUE.
(B) ASSUMES REINVESTMENT OF DISTRIBUTIONS AT ACTUAL PRICES PURSUANT TO THE FUND'S DIVIDEND REINVESTMENT PLAN.
(C) FISCAL 1998 RATIO INCLUDES 0.08% OF OPERATING EXPENSES ASSOCIATED WITH REAL ESTATE OWNED.
(D) REPRESENTS NET ASSETS, EXCLUDING BORROWINGS, AT END OF PERIOD DIVIDED BY BORROWINGS OUTSTANDING AT END OF PERIOD.

       2002 SEMIANNUAL REPORT  23  American Strategic Income Portfolio II

INVESTMENTS IN Securities

AMERICAN STRATEGIC INCOME PORTFOLIO II                         November 30, 2002
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)
U.S. GOVERNMENT AND AGENCY SECURITIES (B) (14.2%):
  U.S. AGENCY MORTGAGE-BACKED SECURITIES (14.2%):
    FIXED RATE (14.2%):
        9.00%, FHLMC,
          7/1/30..............            $ 2,203,798      $  2,263,651  $  2,374,592
        6.00%, FNMA,
          10/1/16.............              2,415,790         2,431,209     2,510,138
        5.50%, FNMA, 6/1/17...              1,928,180         1,939,413     1,978,020
        5.00%, FNMA, 9/1/17...              1,962,672         1,968,736     1,981,597
        5.00%, FNMA,
          11/1/17.............              2,987,883         3,006,237     3,016,695
        6.50%, FNMA, 6/1/29...             11,084,188        11,006,285    11,482,553
        7.50%, FNMA, 4/1/30...              1,698,093         1,639,301     1,797,330
        7.50%, FNMA, 5/1/30...              1,984,084         1,915,531     2,100,034
        8.00%, FNMA, 5/1/30...                680,873           672,035       730,025
        8.00%, FNMA, 6/1/30...              1,937,468         1,912,314     2,077,334
                                                           ------------  ------------

        Total U.S. Government
          and Agency
          Securities..........                               28,754,712    30,048,318
                                                           ------------  ------------
CORPORATE NOTES (E) (15.3%):
  FIXED RATE (15.3%):
        9.25%, Oly Holigan II,
          LP, 1/1/05..........  01/31/02    6,000,000         6,000,000     6,060,000
        9.25%, Oly Holigan,
          LP, 1/1/04..........  12/26/00    6,000,000         6,000,000     6,060,000
        9.25%, Stratus
          Properties,
          7/1/06..............  06/14/01    5,000,000         5,000,000     5,100,000
        8.00%, Value
          Enhancement Fund IV,
          6/27/04.............  06/27/01   15,000,000        15,000,000    15,150,000
                                                           ------------  ------------

        Total Corporate
          Notes...............                               32,000,000    32,370,000
                                                           ------------  ------------
PRIVATE MORTGAGE-BACKED SECURITY (E) (1.8%):
  FIXED RATE (1.8%):
        8.31%, RFC 1997-NPC1,
          8/27/23.............  03/27/97    3,779,719         3,792,574     3,840,946
                                                           ------------  ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

       2002 SEMIANNUAL REPORT  24  American Strategic Income Portfolio II

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

WHOLE LOANS AND PARTICIPATION MORTGAGES (C,D,E) (103.7%):
  COMMERCIAL LOANS (45.1%):
      1336 and 1360 Energy
        Park Drive,
        7.55%, 10/1/08........  09/29/98  $ 2,808,704(b)   $  2,808,704  $  2,949,139
      Bigelow Office Building,
        8.88%, 4/1/07.........  03/31/97    1,291,816(b)      1,291,816     1,356,407
      Cottonwood Square,
        9.20%, 5/1/04.........  04/16/97    2,318,948(b)      2,318,948     2,365,327
      Fortune Park V, VI, VII,
        7.90%, 1/1/04.........  12/29/98    3,615,068(b)      3,615,068     3,687,370
      Gardenswartz Plaza,
        7.40%, 5/1/07.........  04/02/02    2,590,399(b)      2,590,399     2,719,919
      Hadley Avenue Business
        Center,
        8.38%, 1/1/11.........  12/14/00    2,418,126(b)      2,418,126     2,539,032
      Harbor Corporate Center,
        7.43%, 4/1/05.........  03/07/02    5,400,000(b)      5,400,000     5,616,000
      Hillside Crossing South
        Shopping Center,
        7.93%, 1/1/05.........  12/22/97    1,667,429(b)      1,667,429     1,717,452
      Hillside Office Park,
        7.63%, 8/1/08.........  07/09/98      934,111           934,111       980,817
      Ina Corporate Land,
        7.88%, 11/1/04........  11/02/01    2,085,000         2,085,000     2,126,700
      Jamboree Building,
        8.93%, 12/1/06........  11/15/96    1,834,667(b)      1,816,321     1,926,401
      Katy Plaza I,
        7.43%, 1/1/05.........  12/21/01    6,275,000(b)      6,275,000     6,463,250
      Katy Plaza II,
        9.88%, 1/1/05.........  12/21/01    1,880,000         1,880,000     1,872,508
      La Posada & Casitas I,
        7.93%, 11/1/04........  11/02/01    5,680,000         5,680,000     5,793,600
      La Posada & Casitas II,
        11.88%, 11/1/04.......  09/23/02      830,000           830,000       846,600
      Lincoln Industrial,
        7.40%, 12/1/05........  11/20/02    3,000,000         3,000,000     3,090,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

       2002 SEMIANNUAL REPORT  25  American Strategic Income Portfolio II

INVESTMENTS IN Securities continued

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

      Minikahda Mini Storage
        III,
        8.62%, 8/1/09.........  09/16/99  $ 4,058,100(b)   $  4,058,100  $  4,261,004
      Minikahda Mini Storage
        V,
        8.75%, 9/1/09.........  07/02/01    2,243,392(b)      2,243,392     2,355,561
      Oak Knoll Village
        Shopping Center,
        8.68%, 7/1/05.........  06/10/98    1,318,635(b)      1,318,635     1,358,194
      PennMont Office Plaza,
        6.88%, 5/1/06.........  04/30/01    1,331,418(b)      1,331,418     1,384,675
      Plaza Colonial I,
        7.88%, 11/1/04........  11/02/01    2,310,000         2,310,000     2,356,200
      Plaza Colonial II,
        11.88%, 11/1/04.......  09/23/02      390,000           390,000       397,800
      PMG Center,
        8.93%, 9/1/03.........  08/29/96    2,213,480(b)      2,213,480     2,235,615
      Pyramid Plaza Office
        Building,
        7.71%, 4/30/07........  03/30/01    4,544,169         4,544,169     4,725,936
      Rapid Park Parking Lot,
        8.90%, 9/1/07.........  08/07/97    3,487,204(b)      3,487,204     3,661,564
      Redwood Dental Building,
        7.40%, 7/1/12.........  06/28/02    2,724,137         2,724,137     2,860,344
      Ridgehill Professional
        Building,
        7.38%, 1/1/09.........  12/07/98    2,536,559(b)      2,536,559     2,663,387
      Rimrock Plaza,
        7.65%, 12/1/08........  12/02/98    3,064,715(b)      3,064,715     3,217,950
      Rubin Center,
        8.78%, 7/1/12.........  06/13/97    3,055,999(b)      3,055,999     3,208,799
      Stevenson Office
        Building, Port Orchard
        Cinema, and Jensen
        Industrial Building,
        7.88%, 2/1/09.........  01/21/99    3,098,273(b)      3,098,273     3,253,187
      Sundance Plaza,
        7.13%, 11/1/08........  10/29/98      820,542           820,542       861,569
      Villa Ricca Industrial
        Park,
        14.88%, 6/1/05........  06/27/02    2,500,000         2,500,000     2,575,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

       2002 SEMIANNUAL REPORT  26  American Strategic Income Portfolio II

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

      Westwood Business Park,
        8.43%, 5/1/04.........  04/20/01  $ 5,745,857(b)   $  5,745,857  $  5,803,316
      Xtra Self Storage,
        6.88%, 11/1/05........  10/15/02    2,125,000         2,125,000     2,188,750
                                                           ------------  ------------
                                                             92,178,402    95,419,373
                                                           ------------  ------------

  MULTIFAMILY LOANS (57.6%):
      Autumnwood, Southern
        Woods, Hinton Hollow,
        7.68%, 6/1/09.........  05/24/02    7,228,809(b)      7,228,809     7,590,249
      Cameron Lakes Apartments
        I,
        6.93%, 1/1/05.........  12/18/01   10,125,000(b)     10,125,000    10,428,754
      Cameron Lakes Apartments
        II,
        14.88%, 1/1/05........  12/18/01    1,260,000         1,260,000     1,278,887
      Chardonnay Apartments,
        8.60%, 1/1/07.........  12/18/96    4,120,462(b)      4,099,860     4,326,485
      Crown Cove Senior Care
        Community,
        7.93%, 11/1/04........  11/01/01   13,000,000        13,000,000    13,260,000
      Dakotah Hills
        Condominiums,
        8.90%, 4/1/05.........  04/01/02    3,509,984         3,509,984     3,541,683
      Deering Manor,
        7.98%, 12/8/22........  12/08/92    1,119,793         1,108,595     1,130,991
      Eagles Landing
        Apartments,
        9.01%, 2/1/06.........  12/11/01    1,100,000         1,100,000     1,130,247
      Fairmount Apartments,
        12.93%, 12/1/02.......  09/27/01    5,500,000         5,500,000     5,032,007
      Fairways I and II,
        8.65%, 2/1/03.........  01/31/01    4,100,000(b)      4,100,000     4,141,000
      Forest Estate
        Apartments,
        9.88%, 3/15/05........  09/20/02    2,150,000         2,150,000     2,150,000
      Forestree Apartments,
        7.83%, 6/1/04.........  06/01/01    7,725,000(b)      7,725,000     7,879,500
      Fremont Plaza
        Apartments,
        7.40%, 7/1/08.........  07/01/98    2,488,321(b)      2,488,321     2,612,737
      Harbor View Apartments,
        7.98%, 1/25/18........  01/22/93      676,467           669,703       683,232

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

       2002 SEMIANNUAL REPORT  27  American Strategic Income Portfolio II

INVESTMENTS IN Securities continued

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)
                                  Date          Par
Description of Security         Acquired       Value           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

      Ironwood Apartments I,
        9.38%, 2/1/04.........  01/12/01  $ 1,772,000(b)   $  1,772,000  $  1,807,440
      Ironwood Apartments II,
        14.88%, 2/1/04........  01/12/01      202,309           202,309       204,968
      Jaccard Apartments,
        8.73%, 12/1/03........  11/01/96    2,652,949(b)      2,652,949     2,732,537
      Kona Kai Apartments,
        8.33%, 11/1/05........  10/24/95    1,053,881(b)      1,048,136     1,096,036
      Park Place of Venice
        Apartments,
        10.63%, 12/1/02.......  03/02/95    2,450,080         2,437,078     2,450,080
      Park Terrace Apartments,
        8.33%, 11/1/05........  10/24/95    2,367,232(b)      2,361,314     2,461,921
      Primrose Apartments,
        8.50%, 11/1/07........  10/19/95    1,039,437         1,035,009     1,091,409
      Scottsdale Courtyards,
        7.93%, 3/1/05.........  02/21/02   21,000,000        21,000,000    21,210,000
      Southridge Apartments,
        8.43%, 4/1/09.........  03/22/02    7,753,434(b)      7,753,434     8,141,106
      The Firs Retirement
        Apartments,
        9.13%, 12/1/04........  12/14/01    1,991,353         1,991,353     1,969,789
      The Gables at Westlake
        Apartments,
        7.33%, 2/1/08.........  01/16/98    6,165,083(b)      6,165,083     6,473,338
      The Meadows, Fairfield
        Manor, and Auburn
        Apartments,
        8.50%, 11/1/07........  10/19/95    1,475,614         1,474,180     1,549,395
      The Willows Retirement
        Apartments,
        9.13%, 12/1/04........  12/14/01    1,692,650         1,692,650     1,674,321
      Timber Ridge Apartments,
        9.88%, 5/1/05.........  04/23/02    2,100,000         2,100,000     1,966,987
      Winterland Apartments I,
        9.23%, 7/1/12.........  06/06/97      574,850           574,850       603,593
      Winterland Apartments
        II,
        9.23%, 7/1/12.........  06/06/97    1,101,796         1,101,796     1,156,886
                                                           ------------  ------------
                                                            119,427,413   121,775,578
                                                           ------------  ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

       2002 SEMIANNUAL REPORT  28  American Strategic Income Portfolio II

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)
                                  Date      Par Value/
Description of Security         Acquired      Shares           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

  SINGLE FAMILY LOANS (1.0%):
      Merchants Bank,
        10.48%, 12/1/20.......  12/18/92  $   346,767      $    349,618  $    357,114
      Neslund Properties,
        9.88%, 2/1/23.........  01/27/93      887,344           882,937       913,964
      Nomura II,
        8.25%, 3/22/15........  08/22/94       78,184            74,412        53,643
      PHH U.S. Mortgage,
        8.65%, 1/1/12.........  12/30/92      755,201           734,896       706,346
                                                           ------------  ------------
                                                              2,041,863     2,031,067
                                                           ------------  ------------

        Total Whole Loans and
          Participation
          Mortgages...........                              213,647,678   219,226,018
                                                           ------------  ------------
PREFERRED STOCKS (0.4%):
  REAL ESTATE INVESTMENT TRUSTS (0.4%):
      AMB Property............                  5,000           125,400       129,250
      Archstone Community
        Trust,
        Series D..............                  3,525            91,861        92,355
      CarrAmerica Realty
        Trust,
        Series B..............                  2,175            51,699        54,419
      CarrAmerica Realty
        Trust,
        Series C..............                  5,000           117,737       125,250
      CarrAmerica Realty
        Trust,
        Series D..............                  5,000           118,823       125,250
      Centerpoint Properties,
        Series A..............                  5,000           123,045       125,750
      Duke Realty Investments,
        Series E..............                    625            15,506        16,125
      New Plan Excel Realty
        Trust,
        Series B..............                  5,000           118,868       127,300
                                                           ------------  ------------

        Total Preferred
          Stocks..............                                  762,939       795,699
                                                           ------------  ------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

       2002 SEMIANNUAL REPORT  29  American Strategic Income Portfolio II

INVESTMENTS IN Securities continued

AMERICAN STRATEGIC INCOME PORTFOLIO II
(CONTINUED)
Description of Security                       Shares           Cost       Value (a)
------------------------------  --------  ---------------  ------------  ------------

RELATED PARTY MONEY MARKET FUND (F) (1.3%):
      First American Prime
        Obligations Fund......              2,783,837      $  2,783,837  $  2,783,837
                                                           ------------  ------------

        Total Investments in
          Securities (g)......                             $281,741,740  $289,064,818
                                                           ------------  ------------
                                                           ------------  ------------

NOTES TO INVESTMENTS IN SECURITIES:
(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(B) ON NOVEMBER 30, 2002, SECURITIES VALUED AT $149,804,894 WERE PLEDGED AS COLLATERAL FOR THE FOLLOWING OUTSTANDING REVERSE REPURCHASE AGREEMENTS:

                                                                           NAME OF
                                                                           BROKER
                        ACQUISITION                         ACCRUED    AND DESCRIPTION
       AMOUNT              DATE         RATE       DUE      INTEREST    OF COLLATERAL
---------------------   -----------   --------   --------   --------   ---------------
     $30,000,050           4/12/01     4.65%*     4/17/03   $ 73,625          (1)
      46,700,000           11/1/02     2.57%**    12/2/02     99,821          (2)
       2,000,000          11/19/02     2.62%**    12/2/02      1,508          (2)
     -----------                                            --------
     $78,700,050                                            $174,954
     ===========                                            ========

* RATE IS A NEGOTIATED FIXED RATE.
** INTEREST RATE AS OF NOVEMBER 30, 2002. RATES ARE BASED ON THE LONDON
   INTERBANK OFFERED RATE (LIBOR) AND RESET MONTHLY.

NAME OF BROKER AND DESCRIPTION OF COLLATERAL:
       (1) MORGAN STANLEY;
          FHLMC, 9.00%, 7/1/30, $2,203,798 PAR
          FNMA, 6.00%, 10/1/16, $2,415,790 PAR
          FNMA, 5.50%, 6/1/17, $1,928,180 PAR
          FNMA, 5.00%, 9/1/17, $1,962,672 PAR
          FNMA, 5.00%, 11/1/17, $1,294,749 PAR
          FNMA, 6.50%, 6/1/29, $11,084,188 PAR
          FNMA, 7.50%, 4/1/30, $1,567,377 PAR
          FNMA, 7.50%, 5/1/30, $1,984,084 PAR
          FNMA, 8.00%, 5/1/30, $680,873 PAR
          FNMA, 8.00%, 6/1/30, $1,937,468 PAR

       2002 SEMIANNUAL REPORT  30  American Strategic Income Portfolio II

       (2) MORGAN STANLEY;
           AUTUMNWOOD, SOUTHERN WOODS, HINTON HOLLOW, 7.68%, 6/1/09, $7,228,809 PAR
          BIGELOW OFFICE BUILDING, 8.88%, 4/1/07, $1,291,816 PAR
          CAMERON LAKES APARTMENTS I, 6.93%, 1/1/05, $10,125,000 PAR
          CHARDONNAY APARTMENTS, 8.60%, 1/1/07, $4,120,462 PAR
          COTTONWOOD SQUARE, 9.20%, 5/1/04, $2,318,948 PAR
          1336 AND 1360 ENERGY PARK DRIVE, 7.55%, 10/1/08, $2,808,704 PAR
          FAIRWAYS I AND II, 8.65%, 2/1/03, $4,100,000 PAR
          FORESTREE APARTMENTS, 7.83%, 6/1/04, $7,725,000 PAR
          FORTUNE PARK V, VI, VII, 7.90%, 1/1/04, $3,615,068 PAR
          FREMONT PLAZA APARTMENTS, 7.40%, 7/1/08, $2,488,321 PAR
          GARDENSWARTZ PLAZA, 7.40%, 5/1/07, $2,590,399 PAR
          HADLEY AVENUE BUSINESS CENTER, 8.38%, 1/1/11, $2,418,126 PAR
          HARBOR CORPORATE CENTER, 7.43%, 4/1/05, $5,400,000 PAR
          HILLSIDE CROSSING S. SHOPPING CENTER, 7.93%, 1/1/05, $1,667,429 PAR IRONWOOD APARTMENTS I, 9.38%, 2/1/04, $1,772,000 PAR
          JACCARD APARTMENTS, 8.73%, 12/1/03, $2,652,949 PAR
          JAMBOREE BUILDING, 8.93%, 12/1/06, $1,834,667 PAR
          KATY PLAZA I, 7.43%, 1/1/05, $6,275,000 PAR
          KONA KAI APARTMENTS, 8.33%, 11/1/05, $1,053,881 PAR
          MINIKAHDA MINI STORAGE III, 8.62%, 8/1/09, $4,058,100 PAR
          MINIKAHDA MINI STORAGE V, 8.75%, 9/1/09, $2,243,392 PAR
          OAK KNOLL VILLAGE SHOPPING CENTER, 8.68%, 7/1/05, $1,318,635 PAR
          PARK TERRACE APARTMENTS, 8.33%, 11/1/05, $2,367,232 PAR
          PENNMONT OFFICE PLAZA, 6.88%, 5/1/06, $1,331,418 PAR
          PMG CENTER, 8.93%, 9/1/03, $2,231,480 PAR
          RAPID PARK PARKING LOT, 8.90%, 9/1/07, $3,487,204 PAR
          RIDGEHILL PROFESSIONAL BUILDING, 7.38%, 1/1/09, $2,536,559 PAR RIMROCK PLAZA, 7.65%, 12/1/08, $3,064,715 PAR
          RUBIN CENTER, 8.78%, 7/1/12, $3,055,999 PAR
          SOUTHRIDGE APARTMENTS, 8.43%, 4/1/09, $7,753,434 PAR
          STEVENSON OFFICE BUILDING, PORT ORCHARD CINEMA, AND JENSEN INDUSTRIAL BUILDING,
            7.88%, 2/1/09, $3,098,273 PAR
          THE GABLES AT WESTLAKE APARTMENTS, 7.33%, 2/1/08, $6,165,083 PAR WESTWOOD BUSINESS PARK, 8.43%, 5/1/04, $5,745,857 PAR
          THE FUND HAS ENTERED INTO A LENDING COMMITMENT WITH MORGAN STANLEY. THE AGREEMENT PERMITS THE FUND TO ENTER INTO REVERSE REPURCHASE AGREEMENTS UP TO $60,000,000 USING WHOLE LOANS AS COLLATERAL. THE FUND PAYS A FEE OF 0.15% TO MORGAN STANLEY ON ANY UNUSED PORTION OF THE $60,000,000 LENDING COMMITMENT.

(C) INTEREST RATES ON COMMERCIAL AND MULTIFAMILY LOANS ARE THE RATES IN EFFECT ON NOVEMBER 30, 2002. INTEREST RATES AND MATURITY DATES DISCLOSED ON SINGLE FAMILY LOANS REPRESENT THE WEIGHTED AVERAGE COUPON AND WEIGHTED AVERAGE MATURITY FOR THE UNDERLYING MORTGAGE LOANS AS OF NOVEMBER 30, 2002.
(D) COMMERCIAL AND MULTIFAMILY LOANS ARE DESCRIBED BY THE NAME OF THE MORTGAGED PROPERTY. POOLS OF SINGLE FAMILY LOANS ARE DESCRIBED BY THE NAME OF THE INSTITUTION FROM WHICH THE LOANS WERE PURCHASED. THE GEOGRAPHICAL LOCATION OF THE MORTGAGED PROPERTIES AND, IN THE CASE OF SINGLE FAMILY, THE NUMBER OF LOANS, IS PRESENTED BELOW.

       2002 SEMIANNUAL REPORT  31  American Strategic Income Portfolio II

INVESTMENTS IN Securities continued

COMMERCIAL LOANS:
       1336 AND 1360 ENERGY PARK DRIVE - ST. PAUL, MN
       BIGELOW OFFICE BUILDING - LAS VEGAS, NV
       COTTONWOOD SQUARE - COLORADO SPRINGS, CO
       FORTUNE PARK V, VI, VII - INDIANAPOLIS, IN
       GARDENSWARTZ PLAZA - SANTA FE, NM
       HADLEY AVENUE BUSINESS CENTER - OAKDALE, MN
       HARBOR CORPORATE CENTER - LOS ANGELES, CA
       HILLSIDE CROSSING SOUTH SHOPPING CENTER - ELK RIVER, MN
       HILLSIDE OFFICE PARK - ELK RIVER, MN
       INA CORPORATE LAND - TUSCON, AZ
       JAMBOREE BUILDING - COLORADO SPRINGS, CO
       KATY PLAZA I - HOUSTON, TX
       KATY PLAZA II - HOUSTON, TX
       LA POSADA & CASITAS I - TUSCON, AZ
       LA POSADA & CASITAS II - TUSCON, AZ
       LINCOLN INDUSTRIAL - LAUDERHILL, FL
       MINIKAHDA MINI STORAGE III - ST. PAUL, MN
       MINIKAHDA MINI STORAGE V - ST. PAUL, MN
       OAK KNOLL VILLAGE SHOPPING CENTER - AUSTIN, TX
       PENNMONT OFFICE PLAZA - ALBUQUERQUE, NM
       PLAZA COLONIAL I - TUSCON, AZ
       PLAZA COLONIAL II - TUSCON, AZ
       PMG CENTER - FORT LAUDERDALE, FL
       PYRAMID PLAZA OFFICE BUILDING - LUBBOCK, TX
       RAPID PARK PARKING LOT - MINNEAPOLIS, MN
       REDWOOD DENTAL BUILDING - TAYLORSVILLE, UT
       RIDGEHILL PROFESSIONAL BUILDING - MINNETONKA, MN
       RIMROCK PLAZA - BILLINGS, MT
       RUBIN CENTER - CLEARWATER, FL
       STEVENSON OFFICE BUILDING, PORT ORCHARD CINEMA AND JENSEN INDUSTRIAL BUILDING - STEVENSON, PORT ORCHARD AND ARLINGTON, WA
       SUNDANCE PLAZA - COLORADO SPRINGS, CO
       VILLA RICCA INDUSTRIAL PARK - VILLA RICCA, GA
       WESTWOOD BUSINESS PARK - FARMERS BRANCH, TX
       XTRA SELF STORAGE - SAN CLEMENTE, CA

MULTIFAMILY LOANS:
       AUTUMNWOOD, SOUTHERN WOODS, HINTON HOLLOW - KNOXVILLE, TN
       CAMERON LAKES APARTMENTS I - CLEARWATER, FL
       CAMERON LAKES APARTMENTS II - CLEARWATER, FL
       CHARDONNAY APARTMENTS - TULSA, OK
       CROWN COVE SENIOR CARE COMMUNITY - CORONA DEL MAR, CA
       DAKOTAH HILLS CONDOMINIUMS - TUCSON, AZ
       DEERING MANOR - NASHWAUK, MN
       EAGLES LANDING APARTMENTS - WESTMINISTER, CO
       FAIRMONT APARTMENTS - DALLAS, TX
       FAIRWAYS I & II - LONGVIEW, WA

       2002 SEMIANNUAL REPORT  32  American Strategic Income Portfolio II

       FOREST ESTATE APARTMENTS, DALLAS, TX
       FORESTREE APARTMENTS - HOUSTON, TX
       FREMONT PLAZA APARTMENTS - PHOENIX, AZ
       HARBOR VIEW APARTMENTS - GRAND MARAIS, MN
       IRONWOOD APARTMENTS I - TUSCON, AZ
       IRONWOOD APARTMENTS II - TUSCON, AZ
       JACCARD APARTMENTS - UNIVERSITY CITY, MO
       KONA KAI APARTMENTS - PUEBLO, CO
       PARK PLACE OF VENICE APARTMENTS - VENICE, FL
       PARK TERRACE APARTMENTS - PUEBLO, CO
       PRIMROSE APARTMENTS - GRAND FALLS, ND
       SCOTTSDALE COURTYARDS - SCOTTSDALE, AZ
       SOUTHRIDGE APARTMENTS - AUSTIN, TX
       THE FIRS RETIREMENT APARTMENTS - OLYMPIA, WA
       THE GABLES AT WESTLAKE APARTMENTS - OKLAHOMA CITY, OK
       THE MEADOWS, FAIRFIELD MANOR, AUBURN APARTMENTS - WAHPETON, ND THE WILLOWS RETIREMENT APARTMENTS - BREMERTON, WA
       TIMBER RIDGE APARTMENTS - HOUSTON, TX
       WINTERLAND APARTMENTS I - GRAND FORKS, ND
       WINTERLAND APARTMENTS II - GRAND FORKS, ND

SINGLE FAMILY LOANS:
       MERCHANTS BANK - 13 LOANS, VERMONT
       NESLUND PROPERTIES - 47 LOANS, MINNESOTA
       NOMURA II - 1 LOAN, UNITED STATES
       PHH U.S. MORTGAGE - 9 LOANS, UNITED STATES

(E) SECURITIES PURCHASED AS PART OF A PRIVATE PLACEMENT WHICH HAVE NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION UNDER THE SECURITIES ACT OF 1933 AND ARE CONSIDERED TO BE ILLIQUID. ON NOVEMBER 30, 2002, THE TOTAL VALUE OF THESE INVESTMENTS WAS $255,436,964 OR 120.8% OF TOTAL NET ASSETS.
(F) THIS MONEY MARKET FUND IS ADVISED BY U.S. BANCORP ASSET MANAGEMENT, INC., WHICH ALSO SERVES AS ADVISOR FOR THE FUND. SEE NOTE 2 IN THE NOTES TO FINANCIAL STATEMENTS.
(G) ON NOVEMBER 30, 2002, THE COST OF INVESTMENTS, FOR FEDERAL INCOME TAX PURPOSES WAS $281,741,740. THE AGGREGATE GROSS UNREALIZED APPRECIATION AND DEPRECIATION OF INVESTMENTS IN SECURITIES, BASED ON THIS COST WERE AS
     FOLLOWS:


GROSS UNREALIZED APPRECIATION.....................  $8,020,788
GROSS UNREALIZED DEPRECIATION.....................    (697,710)
                                                    ----------
NET UNREALIZED APPRECIATION.......................  $7,323,078
                                                    ==========

FHLMC - FEDERAL HOME LOAN MORTGAGE CORPORATION
FNMA - FEDERAL NATIONAL MORTGAGE ASSOCIATION

       2002 SEMIANNUAL REPORT  33  American Strategic Income Portfolio II

SHAREHOLDER Update

                ANNUAL MEETING RESULTS
                An annual meeting of the Fund's shareholders was held on October 1, 2002. Each matter voted upon at that meeting, as well as the number of votes cast for, against or withheld, the number of abstentions, and the number of broker non-votes with respect to such matters, are set forth below.

               1. The Fund's shareholders elected the following eight directors:

                                             SHARES      SHARES WITHHOLDING
                                           VOTED "FOR"   AUTHORITY TO VOTE
                                          -------------  ------------------
Robert J. Dayton........................    15,566,277           697,034
Andrew M. Hunter III*...................    15,031,817           231,494
Leonard W. Kedrowski....................    15,030,895           232,416
John M. Murphy, Jr......................    14,566,067           697,244
Richard K. Riederer.....................    15,030,954           232,357
Joseph D. Strauss.......................    15,030,775           232,536
Virginia L. Stringer....................    15,028,679           234,632
James M. Wade...........................    15,031,875           231,436

* ANDREW M. HUNTER III TENDERED HIS RESIGNATION FROM THE BOARD OF DIRECTORS, EFFECTIVE DECEMBER 2002.

               2. The Fund's shareholders ratified the selection by the Fund's board of directors of Ernst & Young LLP as the independent public accountants for the Fund for the fiscal year ending May 31, 2003. The following votes were cast regarding this matter:

   SHARES           SHARES                      BROKER
 VOTED "FOR"    VOTED "AGAINST"   ABSTENTIONS  NON VOTES
-------------  -----------------  -----------  ---------
  14,640,789          517,822        104,700      --

       2002 SEMIANNUAL REPORT  34  American Strategic Income Portfolio II

BOARD OF DIRECTORS

ROGER GIBSON
Director of American Strategic Income Portfolio Inc. II
Vice President-Cargo, United Airlines

LEONARD KEDROWSKI
Director of American Strategic Income Portfolio Inc. II
Owner and President of Executive and Management Consulting, Inc.

JOHN MURPHY JR.
Director of American Strategic Income Portfolio Inc. II
Retired; former Executive Vice President of U.S. Bancorp

RICHARD RIEDERER
Director of American Strategic Income Portfolio Inc. II
Retired; former President and Chief Executive Officer of Weirton Steel

JOSEPH STRAUSS
Director of American Strategic Income Portfolio Inc. II
Former Chairman of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

VIRGINIA STRINGER
Chairperson of American Strategic Income Portfolio Inc. II
Owner and President of Strategic Management Resources, Inc.

JAMES WADE
Director of American Strategic Income Portfolio Inc. II
Owner and President of Jim Wade Homes

[FIRST AMERICAN (TM) LOGO]

AMERICAN STRATEGIC
INCOME PORTFOLIO INC. II
2002 SEMIANNUAL REPORT

U.S. Bancorp Asset Management, Inc., ("USBAM") is a subsidiary of U.S. Bank National Association, a separate entity and wholly owned subsidiary of U.S. Bancorp.

[RECYCLE LOGO]
This document is printed on paper containing 10% postconsumer waste.

1/2003    2284-02    BSP-SAR